Earnings per share - Summary of Earnings Per Share (Parenthetical) (Detail) - CAD ($)	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Earnings per share [line items]
Average exercise price	$ 79.88	$ 71.40	$ 64.96
Dilutive potential shares from stock options [Member]
Earnings per share [line items]
Outstanding options excluded from calculation of diluted earnings per share	767,225	657,353
Average exercise price	$ 102.33	$ 102.33